Schedule of Unvested RSA (Details) - Chemomab Therapeutics Ltd [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Unvested at beginning of the year	10,071,360	6,443,900
Granted		5,870,980
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)	(1,433,120)
Forfeited		(810,400)
Outstanding at June 30, 2026	8,584,880	10,071,360